Inventories - Breakdown of Inventory Allowances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Raw material and supplies for production	$ 16,571	$ 5,082
Products-in-progress	72,477	75,100
Finished product	22,389	34,450
Total	$ 111,437	$ 114,632	$ 133,768	$ 104,057